Property and Equipment, Net - Schedule of Property Plant And Equipment (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 832,539	$ 6,122	¥ 736,977
Less: Accumulated depreciation and amortization	(324,761)	(2,388)	(218,153)
Property and equipment, net	507,778	3,734	518,824
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	218,980	1,610	218,980
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	161,503	1,188	161,503
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	98,626	726	86,744
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,954	58	7,954
Tools and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	341,076	2,508	¥ 261,796
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 4,400	$ 32